Accounts Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Accounts payable-related party (Note 16(ii))	$ 7,417	$ 6,507
Accounts Payable	30,764	25,625
Not later than 3 months
Accounts Payable	23,642	19,185
Between 3 months to 6 months
Accounts Payable	4,225	5,584
Between 6 months to 1 year
Accounts Payable	2,762	703
Later than 1 year
Accounts Payable	135	153
Non-controlling shareholders of subsidiaries
Accounts payable-third parties	4,143	4,960
Third parties
Accounts payable-third parties	$ 19,204	$ 14,158